Segment Information	12 Months Ended
Feb. 28, 2025
Segment Reporting [Abstract]
Segment Information

18. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.

The Group's chief operating decision maker, is comprised of the Chairman and CEO. For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, there are three operating segments identified including learning service, tourism service and others.

The Group primarily operates in the PRC and substantially all of the long-lived assets of the Group are located in the PRC. Segment information is presented after elimination of inter-segment transactions and revenue and cost of revenue are directly attributable, or are allocated, to each segment. The accounting policies of the segments are the same as those described in note 2. The Group’s CODM evaluates performance based on each operating segment’s revenue and cost of revenue, and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2)
Revenue
---Learning services	18,516	65,842	108,047	14,836
---Tourism services	3,502	51,880	138,295	18,989
---Others	12,198	7,723	4,734	651
Total revenue	34,216	125,445	251,076	34,476
Cost of revenue
---Learning services	(10,175)	(25,703)	(62,279)	(8,552)
---Tourism services	(3,542)	(48,189)	(137,725)	(18,911)
---Others	(6,205)	(6,059)	(3,937)	(540)
Total cost of revenue(1)	(19,922)	(79,951)	(203,941)	(28,003)
Reconciliation of profit or loss
General and administrative expenses	(45,291)	(44,337)	(48,849)	(6,707)
Sales and marketing expenses	(4,668)	(6,753)	(14,025)	(1,926)
Impairment loss on other long-lived assets	—	(3,674)	—	—
Operating loss	(35,665)	(9,270)	(15,739)	(2,160)
Subsidy income	1,412	728	1,413	194
Interest income, net	2,284	7,235	16,200	2,224
Realized gain (loss) in investments	1,867	3,207	(3,062)	(420)
Unrealized holding (loss) gain in investments	(3,794)	3,910	2,022	278
Other income (expense), net	1,401	(1,434)	(739)	(102)
Impairment loss on long-term investments	—	(500)	—	—
(Loss) income before income taxes	(32,495)	3,876	95	14

(1) A summary of depreciation and amortization expenses for the years presented is as follows:

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2)
Depreciation and amortization expenses
---Learning services	522	62	165	23
---Tourism services	672	2,059	1,959	269
---Others	215	46	37	5